Operating expenses - Payroll Costs, Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 employee
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ (100)	€ 1,300
Increase (decrease) in employee benefit expense, percentage	(1.40%)	13.00%
End of period headcount) (employee) | employee	102	102	100
Share-based payments	€ 3,222	€ 3,174	€ 3,201
Short-term employee benefits expense	€ 19,200	17,300	€ 15,700
Increase in number of employees | employee	2
Selling, general and administrative expense
Disclosure Of Operating Expenses [Line Items]
Increase/ decrease in employee benefit expense	€ 2,100	€ 300
Increase (decrease) in employee benefit expense, percentage	21.50%	3.30%
End of period headcount) (employee) | employee		28	27	24
Share-based payments	€ 2,900	€ 2,800	€ 2,500